Consolidated Statements of Changes in Equity		Share capital HKD ($)	Share capital USD ($)	Accumulated losses HKD ($)	Accumulated losses USD ($)	Reserves HKD ($)		Reserves USD ($) [2]	HKD ($)	USD ($)
Balance (in Dollars)	[1]	$ 9,750		$ (22,661,368)		$ 380,250	[2]		$ (22,271,368)
Balance at Dec. 31, 2021	[1]	9,750		(22,661,368)		380,250	[2]		(22,271,368)
Profit (loss) for the year				(98,603)					(98,603)
Exchange differences on foreign currency translations						25,138	[2]		25,138
Balance at Dec. 31, 2022		9,750		(22,759,971)		405,388	[2]		(22,344,833)
Balance (in Dollars)		9,750		(22,759,971)		405,388	[2]		(22,344,833)
Profit (loss) for the year				7,079,243			[2]		7,079,243
Exchange differences on foreign currency translations						(47,378)	[2]		(47,378)
Balance at Dec. 31, 2023		9,750		(15,680,728)		358,010	[2]		(15,312,968)
Balance (in Dollars)		9,750		(15,680,728)		358,010	[2]		(15,312,968)
Profit (loss) for the year				(18,074,094)			[2]		(18,074,094)	$ (2,326,826)
Issuance of Class A ordinary shares for debt conversion		466				18,652,649	[2]		18,653,115
Issuance of Class A ordinary shares for initial public offering, net of offering expenses		1,113				31,279,379	[2]		31,280,492
Underwriters’ exercise of over-allotment option		78				3,112,590	[2]		3,112,668
Issuance of Class A ordinary shares for commitment fee		50				1,559,950	[2]		1,560,000
Exchange differences on foreign currency translations						48,424	[2]		48,424	6,234
Balance at Dec. 31, 2024		11,457	$ 1,475	(33,754,822)	$ (4,345,537)	55,011,002	[2]	$ 7,082,021	21,267,637	2,737,959
Balance (in Dollars)		$ 11,457	$ 1,475	$ (33,754,822)	$ (4,345,537)	$ 55,011,002	[2]	$ 7,082,021	$ 21,267,637	$ 2,737,959

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 1.
[2]	Reserves consist of foreign currency translation reserve and share premium.